Business Combinations - Summary of Input Variables (Details)	1 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.37%
Expected life in years	3 years
Expected volatility	60.00%
Expected dividend yield	0.00% [1]

[1]	The Monte Carlo method assumes a reinvestment of dividends.